Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity
15.	Equity

(a)	Capital stock -

As of December 31, 2023 and 2022, share capital was represented by 423,868,449 authorized common shares subscribed and fully paid, with a nominal value of one Soles per share. As of December 31, 2023, the total outstanding common shares were as follows; 35,753,501 were listed on the New York Stock Exchange and 388,114,948 were listed on the Lima Stock Exchange. As of December 31, 2022 of the total outstanding common shares; 34,060,726 were listed on the New York Stock Exchange and 389,807,723 were listed on the Lima Stock Exchange.

(b)	Investment shares -

Investment shares do not have voting rights or participate in shareholder’s meetings or the appointment of directors. Investment shares confer upon the holders thereof the right to participate in dividends distributed according to their nominal value, in the same manner as common shares. Investment shares also confer the holders thereof the right to:

(i)	maintain the current proportion of the investment shares in the case of capital increase by new contributions;

(ii)	increase the number of investment shares upon capitalization of retained earnings, revaluation surplus or other reserves that do not represent cash contributions;

(iii)	participate in the distribution of the assets resulting from liquidation of the Company in the same manner as common shares; and,

(iv)	redeem the investment shares in case of a merger and/or change of business activity of the Company.

As of December 31, 2023 and 2022, the Company had 40,278,894 investment shares subscribed and fully paid, with a nominal value of one Sol per share.

(c)	Treasury shares -

As of December 31, 2023 and 2022, the Company maintains 36,040,497 investment shares held in treasury amounting to S/121,258,000.

(d)	Additional paid-in capital -

As of December 31, 2023 and 2022, the additional capital amounted to S/432,779,000 and arises mainly as a result of the excess of total proceeds obtained versus par value in the issuance of 111,484,000 common shares and 927,783 investment shares corresponding to a public offering of American Depositary Shares (ADS) registered with the New York Stock Exchange and Lima Stock Exchange.

(e)	Legal reserve -

Provisions of the General Corporation Law require that a minimum of 10 per cent of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until such is equal to 20 per cent of the capital. This legal reserve can offset losses or can be capitalized, and in both cases, there is the obligation to replenish it.

(f)	Other accumulated comprehensive results -

This reserve records fair value changes on available-for-sale financial assets and the unrealized results of cash flow hedges.

(g)	Distributions made and proposed –

	2023	2022	2021

Approval date by Board of Directors	November 7, 2023	October 10, 2022	April 29, 2021
Declared dividends per share to be paid in cash S/.	0.41000	0.42000	0.79000
Declared dividends S/(000):	175,524	179,805	338,204

As of December 31, 2023 and 2022, dividends payable amounted to S/10,322,000 and S/9,764,000, respectively, see note 11.